Share Capital and Employee Compensation Plans - Disclosure of range of exercise prices of outstanding share options (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Options outstanding, Number of shares issuable on exercise (in shares) | shares	3,228	2,624	3,300
Options outstanding, Weighted Average Remaining Contractual Life (years)	3 years 3 months 18 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in per share)	$ 1.45	$ 2.38	$ 3.06
Options exercisable, Number of shares issuable on exercise (in shares) | shares	1,427
Weighted average exercise price of share options exercisable in share-based payment arrangement (in per share)	$ 1.90
Range 1
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Options outstanding, Number of shares issuable on exercise (in shares) | shares	2,946
Options outstanding, Weighted Average Remaining Contractual Life (years)	3 years 6 months
Weighted average exercise price of share options outstanding in share-based payment arrangement (in per share)	$ 1.09
Options exercisable, Number of shares issuable on exercise (in shares) | shares	1,144
Weighted average exercise price of share options exercisable in share-based payment arrangement (in per share)	$ 1.09
Range 1 | Bottom of range
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price of outstanding share options	0.76
Range 1 | Top of range
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price of outstanding share options	$ 2.15
Range 2
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Options outstanding, Number of shares issuable on exercise (in shares) | shares	34
Options outstanding, Weighted Average Remaining Contractual Life (years)	4 months 24 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in per share)	$ 3.85
Options exercisable, Number of shares issuable on exercise (in shares) | shares	34
Weighted average exercise price of share options exercisable in share-based payment arrangement (in per share)	$ 3.85
Range 2 | Bottom of range
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price of outstanding share options	2.16
Range 2 | Top of range
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price of outstanding share options	$ 4.30
Range 3
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Options outstanding, Number of shares issuable on exercise (in shares) | shares	209
Options outstanding, Weighted Average Remaining Contractual Life (years)	10 months 24 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in per share)	$ 4.93
Options exercisable, Number of shares issuable on exercise (in shares) | shares	209
Weighted average exercise price of share options exercisable in share-based payment arrangement (in per share)	$ 4.93
Range 3 | Bottom of range
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price of outstanding share options	4.31
Range 3 | Top of range
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price of outstanding share options	$ 6.46
Range 4
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Options outstanding, Number of shares issuable on exercise (in shares) | shares	39
Options outstanding, Weighted Average Remaining Contractual Life (years)	2 months 12 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in per share)	$ 7.73
Options exercisable, Number of shares issuable on exercise (in shares) | shares	40
Weighted average exercise price of share options exercisable in share-based payment arrangement (in per share)	$ 7.73
Range 4 | Bottom of range
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price of outstanding share options	6.47
Range 4 | Top of range
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price of outstanding share options	$ 8.59